Goodwill and Acquired Intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill by Reportable Segment
Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 were as follows:

	Commercial Airplanes	Defense, Space & Security	Global Services	Other	Total
Balance at December 31, 2021	$1,316	$3,224	$3,443	$85	$8,068
Goodwill adjustments			(11)		(11)

Balance at December 31, 2022	$1,316	$3,224	$3,432	$85	$8,057
Acquisitions	3	11	16		30
Goodwill adjustments			6		6

Balance at December 31, 2023	$1,319	$3,235	$3,454	$85	$8,093

Schedule of Finite-Lived Intangible Assets
The gross carrying amounts and accumulated amortization of our acquired finite-lived intangible assets were as follows at December 31:

	2023		2022
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Distribution rights	$2,545	$1,566	$2,546	$1,443
Product know-how	552	465	552	441
Customer base	1,358	837	1,356	777
Developed technology	638	569	621	545
Other	280	241	276	233

Total	$5,373	$3,678	$5,351	$3,439

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated amortization expense for the five succeeding years is as follows:

	2024	2025	2026	2027	2028
Estimated amortization expense	$224	$199	$194	$174	$147